Summarized Income Statement Financial Information of Citizens Holding Company (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Other income
Other income	$ 1,399,209		$ 1,324,130		$ 1,212,534
Total non-interest income	7,401,779		7,442,379		7,408,566
Other expense	7,875,192		7,878,439		7,534,895
Income tax benefit	1,650,808		1,317,062		2,082,461
Net income	6,783,999		7,217,847		7,162,531
Citizens Holding Company
Condensed Financial Statements, Captions [Line Items]
Interest income	3,348		3,264		3,559
Other income
Dividends from bank subsidiary	4,332,000	[1]	4,332,000	[1]	4,654,050	[1]
Equity in undistributed earnings of bank subsidiary	2,603,735	[1]	3,016,877	[1]	2,677,680	[1]
Other income			51		115
Total non-interest income	6,939,083		7,348,928		7,331,845
Other expense	252,278		236,904		265,594
Income before income taxes	6,686,805		7,115,288		7,069,810
Income tax benefit	(97,194)		(102,559)		(92,721)
Net income	$ 6,783,999		$ 7,217,847		$ 7,162,531

[1]	Eliminates in consolidation.